Intangible assets - Other intangible assets - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Other intangible assets
Balances at beginning of the year	$ 4,038
Balances at end of the year	5,226	$ 4,038
Gross carrying amount
Changes in Other intangible assets
Balances at beginning of the year	8,219	6,248
Additions	2,712	2,001
Disposals	(142)	(30)
Balances at end of the year	10,789	8,219
Accumulated depreciation, amortisation and impairment
Changes in Other intangible assets
Balances at beginning of the year	(4,181)	(3,105)
Additions	(1,523)	(1,105)
Disposals	141	29
Balances at end of the year	$ (5,563)	$ (4,181)